Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Loans and Deposits from Related Parties

In the ordinary course of business, the Company makes loans to and accepts deposits from its executive officers and directors and their related entities. The activity is as follows (in thousands):

	Year Ended December 31,
	2015	2014
Loans:
Balance at beginning of year	$268	$280
Additions	1,101	—
Repayments	(481)	(12)

Balance at end of year	$888	$268

Deposits at end of year	$3,297	$2,503